Employee Benefit Plans	12 Months Ended
Jun. 30, 2018
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans
Note 15.	Employee Benefit Plans

Eligible U.S. employees of the Company participate in a profit sharing retirement plan. Contributions accrued for the plan are made at the discretion of the Company’s board of directors and were $5.0 million, $4.3 million, and $3.4 million for the years ended June 30, 2018, 2017 and 2016, respectively.

The Company has an employee stock purchase plan available for employees who have completed six months of continuous employment with the Company. The employee may purchase the Company’s common stock at 5% below the prevailing market price. The amount of shares which may be bought by an employee during each fiscal year is limited to 10% of the employee’s base pay. This plan, as amended, limits the number of shares of common stock available for purchase to 1,600,000 shares. There were 462,798 and 477,949 shares of common stock available for purchase under the plan at June 30, 2018 and 2017, respectively.

Switzerland Defined Benefit Plan

In conjunction with the acquisition of II-VI Laser Enterprise in fiscal year 2014, the Company assumed a pension plan covering employees of our Swiss subsidiary (the “Swiss Plan”). Employer and employee contributions are made to the Swiss Plan based on various percentages of salary and wages that vary according to employee age and other factors. Employer contributions to the Swiss Plan for years ended June 30, 2018 and 2017 were $2.7 million and $2.4 million, respectively. Expected employer contributions in fiscal year 2019 are $2.7 million.

The changes in the funded status of the Swiss Plan during the fiscal years ended June 30, 2018 and 2017 were as follows:

Year Ended June 30,	2018	2017
Change in projected benefit obligation:
Projected benefit obligation, beginning of period	$59,518	$54,094
Service cost	3,766	3,689
Interest cost	424	163
Benefits accumulated, net of benefits paid	1,474	1,743
Plan amendments (Reduction of the conversion rate 6.8% to 6.2%)	(4,068)	-
Actuarial (gain) loss on obligation	1,606	(2,777)
Participant contributions	1,415	1,262
Currency translation adjustment	(1,581)	1,344
Projected benefit obligation, end of period	$62,554	$59,518
Change in plan assets:
Plan assets at fair value, beginning of period	42,990	35,857
Actual return on plan assets	1,566	805
Employer contributions	2,731	2,432
Participant contributions	1,415	1,262
Benefits accumulated, net of benefits paid	1,474	1,743
Currency translation adjustment	(1,142)	891
Plan assets at fair value, end of period	$49,034	$42,990
Amounts recognized in consolidated balance sheets:
Other non-current assets:
Deferred tax asset	$2,859	$3,496
Other non-current liabilities:
Underfunded pension liability	$13,520	16,528
Amounts recognized in accumulated other comprehensive income, net of tax:
Pension adjustment	$2,846	$2,514
Accumulated benefit obligation, end of period	$59,800	$56,457

Net periodic pension cost associated with the Swiss Plan included the following components:

Year Ended June 30,	2018	2017	2016
Service cost	$3,766	$3,689	$2,680
Interest cost	424	163	434
Expected return on plan assets	849	(742)	(1,097)
Net actuarial loss and prior service credit	203	594	(234)
Net periodic pension cost	$5,242	$3,704	$1,783

The projected and accumulated benefit obligations for the Swiss Plan were calculated as of June 30, 2018 and 2017 using the following assumptions:

June 30,	2018	2017
Discount rate	0.9%	0.8%
Salary increase rate	2.0%	2.0%

The net periodic pension cost for the Swiss Plan was calculated during the fiscal years ended June 30 2018, 2017, and 2016 using the following assumptions:

Year Ended June 30,	2018	2017	2016
Discount rate	0.8%	0.3%	1.1%
Salary increase rate	2.0%	2.0%	2.0%
Expected return on plan assets	2.0%	2.0%	2.0%

The discount rate is based on assumed pension benefit maturity and estimates developed using the rate of return and yield curves for high quality Swiss corporate and government bonds. The salary increase rate is based on our best assessment for on-going increases over time. The expected long-term rate of return on plan assets is based on the expected asset allocation, taking into consideration historical long-term rates of return for the relevant asset categories.

As is customary with Swiss pension plans, the assets of the plan are invested in a collective fund with multiple employers. We have no investment authority over the assets of the plan, which are held and invested by a Swiss insurance company. The investment strategy of the Swiss Plan is managed by an independent asset manager with the objective of achieving a consistent long-term return which will provide sufficient funding for future pension obligations while limiting risk.

The Swiss Plan is legally separate from II-VI, as are the assets of the plan. As of June 30, 2018, the Swiss Plan’s asset allocation was as follows (all of which are categorized as Level 2 in the fair value hierarchy):

June 30,	2018	2017
Fixed income investments	12.0%	10.0%
Equity investments	50.0%	52.0%
Real estate	31.0%	26.0%
Cash	4.0%	9.0%
Other	3.0%	3.0%
	100.0%	100.0%

Estimated future benefit payments under the Swiss Plan are estimated to be as follows:

Year Ending June 30,
($000)
2019	$5,100
2020	1,800
2021	2,700
2022	2,900
2023	3,200
Next five years	22,400

Other Employee Benefit Plans

The Company has no program for post-retirement health and welfare benefits.

The II-VI Incorporated Deferred Compensation Plan (the “Compensation Plan”) is designed to allow officers and key employees of the Company to defer receipt of compensation into a trust fund for retirement purposes. Under the Compensation Plan, as it is currently implemented by the Company, eligible participants can elect to defer up to 100% of certain discretionary incentive compensation and certain equity awards into the Compensation Plan. The Compensation Plan is a nonqualified, defined contribution employees’ retirement plan. At the Company’s discretion, the Compensation Plan may be funded by the Company making contributions based on compensation deferrals, matching contributions and discretionary contributions. Compensation deferrals will be based on an election by the participant to defer a percentage of compensation under the Compensation Plan. All assets in the Compensation Plan are subject to claims of the Company’s creditors until such amounts are paid to the Compensation Plan participants. Employees of the Company made contributions to the Compensation Plan in the amounts of approximately $1.1 million, $0.8 million, and $1.2 million for the fiscal years ended June 30, 2018, 2017, and 2016, respectively. There were no employer contributions made to the Compensation Plan for the fiscal year ended June 30, 2016.